INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES
INCOME TAXES
14.	INCOME TAXES

Cayman

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

Hong Kong

Under the Hong Kong tax laws, the Company’s subsidiaries in Hong Kong are subject to Hong Kong profits tax rate at 16.5%. No provision for Hong Kong profits tax was made for the years ended December 31, 2014, 2015 and 2016 on the basis that the Group’s Hong Kong subsidiaries did not have any assessable profits arising in or derived from Hong Kong for those years.

PRC

The enterprise income tax (‘‘EIT’’) law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The EIT rate for the Group’s entities operating in the PRC are 25%.

No taxable income was generated for both domestic and foreign entities of the Group during each of the three years ended December 31, 2016.

Credit for income tax consisted of the following:

	For the years ended December 31,
	2015	2016
	US$	US$
Income tax benefits:
Current income tax expenses	-	(146,368)
Deferred income tax benefits	1,249,696	2,379,825
Total	1,249,696	2,233,457

The significant components of the Group’s deferred tax assets and liabilities were as follows:

	December 31,	December 31,
	2015	2016
	US$	US$
Deferred tax assets
Current:
Accruals	-	1,879,890
Valuation allowance	-	(1,816,604)
Net current deferred tax assets	-	63,286
Non-current:
Net operating loss carry forwards	3,611,141	5,797,149
Valuation allowance	(3,611,141)	(5,640,833)
Net non-current deferred tax assets	-	156,316
Total deferred tax assets	-	219,602

Deferred tax liabilities
Non-current:
Acquired intangible assets	12,640,736	9,068,560
Total deferred tax liabilities	12,640,736	9,068,560

The Group considers the following factors, among other matters, when determining whether some portion or all of the deferred tax assets will more likely than not be realized: the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward years, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward years provided for in the tax law.

The Group incurred net operating losses carry forwards of nil, $8,064,039 and $8,744,032 from the Group’s PRC entities for the years ended December 31, 2014, 2015 and 2016, respectively, which would expire on various dates through 2020 to 2021. The Group operates its business through its subsidiaries, its VIE and its subsidiaries. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIE and its subsidiaries may not be used to offset other subsidiaries’ or VIE’s earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis.

As of December 31, 2015 and 2016, valuation allowance was $3,611,141 and $7,457,437, respectively, which were provided against deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes is as follows:

	For the year ended December 31,
	2015	2016
	US$	US$

Net loss before provision for income taxes	(105,895,819)	(27,526,602)
Statutory tax rates in the PRC	25%	25%
Income tax at statutory tax rate	(26,473,955)	(6,881,651)
Expenses not deductible for tax purposes
Goodwill impairment	21,483,693	-
Entertainment expenses exceeded tax limit	7,687	21,533
Other expenses exceeded tax limit	226,428	-
Effect of income tax rate difference in other jurisdiction	1,551,150	633,997
Changes in unrecognized tax benefits	-	146,368
Changes of valuation allowance	1,955,301	3,846,296
Income tax benefits	(1,249,696)	(2,233,457)

The EIT Law includes a provision specifying that legal entities organized outside the PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within the PRC. If legal entities organized outside the PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income legal entities organized outside the PRC earned to be subject to the PRC’s 25% EIT. The Implementation Rules to EIT Law provide that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. reside within the PRC.

Pursuant to the additional guidance released by the Chinese government on April 22, 2009 and issued bulletin on August 3, 2011 which provide more guidance on the implementation, management does not believe that the legal entities organized outside the PRC should be characterized as the PRC tax residents for EIT Law purposes.

Unrecognized Tax Benefits

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company are incorporated, does not have a tax treaty with the PRC.

There were no aggregate undistributed earnings of the Company’s subsidiaries, VIE and VIE’s subsidiaries located in the PRC available for dividend distribution. Therefore, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that might be payable upon the distribution of aggregate undistributed earnings as of December 31, 2015 and 2016.

The impact of an uncertain tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

As of December 31, 2015 and 2016, the Company recorded an unrecognized tax benefit of $70,979 and $271,019, respectively, of which $70,979 and $124,651, respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forward on the consolidated balance sheets. The unrecognized tax benefits is mainly related from under reported income. The amount of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by tax authorities, however, an estimate of the range of the possible change cannot be made at this time.

A roll-forward of unrecognized tax benefits is as follows:

For the years ended
December 31, 2016
US$
Balance at beginning of the year	70,979
Addition based on tax positions related to the current year	200,040

Balance at end of the year	271,019

In the years ended December 31, 2015 and 2016, the Company did not record any interest accrued in relation to the unrecognized tax benefit in income tax expense.

Since the incorporation, the relevant tax authorities of the Group’s subsidiaries, VIE and VIE’s subsidiaries located in the PRC have not conducted a tax examination. In accordance with relevant PRC tax administration laws, tax years from 2014 to 2016 of the Group’s PRC subsidiaries, VIE and VIE’s subsidiaries, remain subject to tax audits as of December 31, 2016, at the tax authority’s discretion.